Annual Total Returns - Fidelity Series Emerging Markets Debt Local Currency Fund [BarChart] - 12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-02 - Fidelity Series Emerging Markets Debt Local Currency Fund
Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 30, 2020
Fidelity Series Emerging Markets Debt Local Currency Fund
Bar Chart Table:
Annual Return 2021	(8.56%)